Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
INVENTORY

NOTE 4 – INVENTORY

At September 30, 2018 and December 31, 2017, inventory consisted of the following:

	September 30, 2018	December 31, 2017
Raw materials	$736	$7,269
Finished goods	8,287	3,224
Inventory	$9,023	$10,493

NOTE 4 – INVENTORY

At December 31, 2017 and 2016, inventory consisted of the following:

	December 31, 2017	December 31, 2016
Raw materials	$7,269	$186
Finished goods	3,224	10,765
Inventory	$10,493	$10,951